Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
8. Income Taxes
Income tax provision
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and Nova Scotia and New Brunswick provincial statutory income tax rate for the following reasons:

millions of Canadian dollars	2019	2018
Income before provision for income taxes	$771	$816
Statutory income tax rate	31%	31%
Income taxes, at statutory income tax rate	239	253
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(66)	(59)
Foreign tax rate variance	(49)	(55)
Amortization of deferred income tax regulatory liabilities	(36)	(37)
Tax effect of equity earnings	(15)	(15)
GBPC impairment charge	11	-
Investment tax credits	(9)	(4)
Change in treatment of NMGC net operating loss carryforwards	(7)	-
Florida state tax apportionment adjustment	-	(23)
Change in prior year unrecognized tax benefits at NSPI	-	7
Other	(7)	2
Income tax expense	$61	$69
Effective income tax rate	8%	8%

Composition of taxes on income from continuing operations
millions of Canadian dollars	2019	2018
Current income taxes
Canada	$(19)	$3
United States	(46)	(121)
Other	1	2
Deferred income taxes
Canada	45	11
United States	137	215
Other	-	(4)
Investment tax credits
United States	(9)	(4)
Operating loss carryforwards
Canada	(48)	(33)
Income tax expense (recovery)	$61	$69

The following reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2019	2018
Canada	$98	$127
United States	682	646
Other	(9)	43
Income before provision for income taxes	$771	$816

Composition of income before provision for income taxes
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2019	2018
Deferred income tax assets:
Tax loss carryforwards	$908	$917
Tax credit carryforwards	311	269
Regulatory liabilities - cost of removal	195	206
Derivative instruments	145	90
Pension and post-retirement liabilities	84	126
Other	329	441
Total deferred income tax assets before valuation allowance	1,972	2,049
Valuation allowance	(193)	(163)
Total deferred income tax assets after valuation allowance	$1,779	$1,886
Deferred income tax (liabilities):
Property, plant and equipment	$(2,382)	$(2,591)
Derivative instruments	(148)	(124)
Other	(348)	(316)
Total deferred income tax liabilities	$(2,878)	$(3,031)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	$186	$175
Long-term deferred income tax liabilities	(1,285)	(1,320)
Net deferred income tax liabilities	$(1,099)	$(1,145)

Net operating loss ("NOL"), capital loss and tax credit carryforwards and their expiration periods
Emera’s net operating loss (“NOL”), capital loss and tax credit carryforwards and their expiration periods as at December 31, 2019 consisted of the following:

	Gross Tax	Unrecognized	Net Tax	Expiration
millions of Canadian dollars	Carryforwards	Amounts	Carryforwards	Period
Canada
NOL	$1,131	$(554)	$577	2027-2039
Capital loss	80	(80)	-	Indefinite
United States
Federal NOL	$2,394	$-	$2,394	2024-2037
State NOL	1,174	-	1,174	2024-2039
Tax credit	311	-	311	2020-Indefinite
Other
NOL	$38	$(38)	$-	2020-2026

Details of the change in unrecognized tax benefits
millions of Canadian dollars	2019	2018
Balance, January 1	$26	$19
Increases due to tax positions related to current year	2	-
Increases due to tax positions related to a prior year	1	8
Decreases due to tax positions related to a prior year	-	(1)
Balance, December 31	$29	$26